Earnings Per Share (Basic and Diluted)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings Per Share (Basic and Diluted)
25. EARNINGS PER SHARE (BASIC AND DILUTED)

For the year ended December 31		2020		2019
	Earnings (Numerator)	Shares (000’s) (Denominator)	Per-Share Amount	Earnings (Numerator)	Shares (000’s) (Denominator)	Per-Share Amount
Net earnings (1)	$177,882			$110,738
Basic earnings per share	$177,882	210,085	$0.85	$110,738	201,397	$0.55
Effect of Dilutive Securities:
Stock Options	—	210		—	174
Diluted earnings per share	$177,882	210,295	$0.85	$110,738	201,571	$0.55
(1)Net earnings attributable to equity holders of the Company.
Potentially dilutive securities excluded in the diluted earnings per share calculation for the year ended December 31, 2020 were 24,902 out-of-the-money options (2019 – 711,662).